Dividends to shareholders - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 20, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends to shareholders
Dividends paid (per share)	$ 1.90
Dividends charged to equity		$ 3,669	$ 3,583	$ 3,541
Exchange losses/(gain) on payment of dividend		4	5	10
Hedge contracts relating to dividend payments		(101)	4	(67)
Dividends paid		$ 3,572	$ 3,592	$ 3,484